S000084283 [Member] Expense Example - UBS Select 100% US Treasury Preferred Fund	Apr. 30, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	116
Expense Example, with Redemption, 10 Years	272
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	63
Expense Example, with Redemption, 5 Years	116
Expense Example, with Redemption, 10 Years	$ 272